INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	$ 1,209,292	$ 280,435
Less than 12 Months Unrealized Loss	(41,454)	(1,895)
12 Months or More Fair Value	118,662	25,513
12 Months or More Unrealized Loss	(6,708)	(405)
Total Fair Value	1,327,954	305,948
Total Unrealized Loss	(48,162)	(2,300)
Securities of U.S. government agencies and corporations
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	27,851
Less than 12 Months Unrealized Loss	(970)
12 Months or More Fair Value	0
12 Months or More Unrealized Loss	0
Total Fair Value	27,851
Total Unrealized Loss	(970)
Mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	966,718	240,641
Less than 12 Months Unrealized Loss	(32,432)	(1,635)
12 Months or More Fair Value	108,929	25,513
12 Months or More Unrealized Loss	(6,101)	(405)
Total Fair Value	1,075,647	266,154
Total Unrealized Loss	(38,533)	(2,040)
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	66,502	21,341
Less than 12 Months Unrealized Loss	(5,294)	(96)
12 Months or More Fair Value	1,935	0
12 Months or More Unrealized Loss	(46)	0
Total Fair Value	68,437	21,341
Total Unrealized Loss	(5,340)	(96)
Asset-backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	93,355	9,999
Less than 12 Months Unrealized Loss	(616)	(1)
12 Months or More Fair Value	0	0
12 Months or More Unrealized Loss	0	0
Total Fair Value	93,355	9,999
Total Unrealized Loss	(616)	(1)
Other securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	54,866	8,454
Less than 12 Months Unrealized Loss	(2,142)	(163)
12 Months or More Fair Value	7,798	0
12 Months or More Unrealized Loss	(561)	0
Total Fair Value	62,664	8,454
Total Unrealized Loss	$ (2,703)	$ (163)